Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Total revenue	$ 3,585,372	$ 3,465,572	$ 3,448,860	$ 3,444,922	$ 3,336,258	$ 3,294,876	$ 3,291,877	$ 3,317,621	$ 3,247,226	$ 10,694,147	$ 10,230,040	$ 13,695,612	$ 13,151,600	$ 13,060,046
Operating income (loss)	420,459	518,178	494,094	601,161	514,113	539,061	(222,334)	502,238	573,970	1,425,925	1,609,368	2,127,546	1,392,935	2,950,400
Net income (loss) attributable to DISH DBS		$ 198,382	$ 186,527	$ 233,882	$ 206,231	$ 225,585	$ (240,719)	$ 221,910	$ 277,490			$ 824,722	$ 484,266	$ 1,525,683